Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Total Assets [Line Items]
Total assets	$ 31,633,973	$ 28,670,180
US Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	17,965,559	17,301,434	15,418,841
Canada Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	3,347,771	3,341,062	2,936,072
Europe And South Africa Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	1,846,751	1,513,323	1,346,816
Asia Pacific Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	2,902,101	2,369,435	2,011,357
Corporate And Other Segment Reporting Information [Member]
Segment Total Assets [Line Items]
Total assets	$ 5,571,791	$ 4,144,926	$ 3,192,718